Note 16 - Derivatives (Tables)	6 Months Ended
Jun. 30, 2026
Notes Tables
Schedule of Derivative Instruments [Table Text Block]
June 30, 2026
	Derivatives	Derivatives
	Assets-Current	Assets-Non-Current
FFAs*	$14,136	$-
FFAs put options*	38	-
Bunker swaps*	1,086	-
EUA Futures*	218	-
Foreign currency options	22	-
Total gross derivative contracts	$15,500	$-

Amounts offset
Counterparty netting*	(15,478)	-
Total derivative assets, June 30, 2026	$22	$-
	Derivatives	Derivatives
	Liabilities-Current	Liabilities-Non-Current
FFAs*	$(13,908)	$-
FFAs put options*	(23)	-
Bunker swaps*	(2,606)	-
Total gross derivative contracts	$(16,537)	$-

Amounts offset
Counterparty netting*	15,478	-
Total derivative liabilities, June 30, 2026	$(1,059)	$-
December 31, 2025
	Derivatives	Derivatives
	Assets-Current	Assets-Non-Current
FFAs*	$6,037	$-
Bunker swaps*	242	-
EUA Futures*	291	-
Foreign currency options	268	-
Total gross derivative contracts	$6,838	$-

Amounts offset
Counterparty netting*	(6,570)	-
Total derivative assets, December 31, 2025	$268	$-
	Derivatives	Derivatives
	Liabilities-Current	Liabilities-Non-Current
FFAs*	$(6,353)	$-
Bunker swaps	(18)	-
Bunker swaps*	(1,024)	-
Total gross derivative contracts	$(7,395)	$-

Amounts offset
Counterparty netting*	6,570	-
Total derivative liabilities, December 31, 2025	$(825)	$-

Schedule of Derivatives Not Designated as Hedging Instruments under ASC 815 [Table Text Block]
Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Gain / (loss) on derivative instruments, net	Amount of Gain / (Loss) Recognized in Gain / (loss) on derivative instruments, net
		Six-month period ended June 30,
		2025	2026
Bunker swap agreements	Gain / (loss) on derivative instruments, net	$735	$2,899
EUA Futures	Gain / (loss) on derivative instruments, net	(1)	(72)
Forward Freight Agreements	Gain / (loss) on derivative instruments, net	(5,962)	(1,047)
FFAs put options	Gain / (loss) on derivative instruments, net	-	15
Foreign currency options	Gain / (loss) on derivative instruments, net	-	(246)
Total		$(5,228)	$1,549